Share capital - Rio Tinto plc - Summary of share capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ordinary shares issued	$ 0	$ 0	$ 0
Number of shares held (in shares)	0	0	0
Rio Tinto plc
Disclosure of classes of share capital [line items]
Number of issued and fully paid up share capital at beginning balance (in shares)	1,259,345,000	1,287,660,000	1,351,609,000
Issued and fully paid up share capital at beginning balance	$ 207	$ 211	$ 220
Ordinary shares issued (in shares)	39,000.000	41,000.000	35,000.000
Shares purchased and cancelled (in shares)	(3,627,568)	(28,356,034)	(63,984,287)
Shares purchased and cancelled	$ 0	$ (4)	$ (9)
Issued and fully paid up share capital at ending balance	$ 207	$ 207	$ 211
Number of shares held by public at beginning balance	1,259,345,000	1,287,660,000
Number of issued and fully paid up share capital at ending balance (in shares)	1,255,756,000	1,259,345,000	1,287,660,000
Number of shares held by public at ending balance	1,255,756,000	1,259,345,000	1,287,660,000
Rio Tinto plc | Shares held by public
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	39,000.000	41,000.000	35,000.000
Number of shares held (in shares)	8,852,000	9,421,000	9,445,000
Shares purchased and cancelled (in shares)	3,628,000	28,356,000	63,984,000
Number of shares held by public at beginning balance	1,249,924,000	1,278,215,000	1,342,058,000.000
Shares reissued from treasury	569,000	24,000.000	106,000
Number of shares held by public at ending balance	1,246,904,000	1,249,924,000	1,278,215,000
Rio Tinto plc | Special voting share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc | DLC dividend share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only
Rio Tinto plc | Equalisation share
Disclosure of classes of share capital [line items]
Other share classes	1 only	1 only	1 only